COMMON STOCK TO BE ISSUED	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock To Be Isssued [Abstract]
Common Stock To Be Isssued [Text Block]
NOTE 13 – COMMON STOCK TO BE ISSUED

During fiscal years 2014 and 2013, the Company received a series of small deposits from a single investor totaling $3,000 for the purchase of 600 shares of common stock shares and associated warrants.  These shares have not yet been issued.  The term of the warrants is four years, and the exercise price is $5.00 per share.  The warrants will have no value assigned to them because the warrants will be issued as a unit with common stock shares.  This is consistent with the provisions of ASC 718.

The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at September 30, 2015 and December 31, 2014, respectively.

	At September 30, 2015		At December 31, 2014
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

Deposits received for common stock to be issued at $5.00 per share	600	$3,000	3,600	$18,000
Deposits received for common stock to be issued at $10.00 per share	-	-	2,400	24,000
Vendor goods and services for common stock to be issued at $7.50 per share	569	4,262	-	-
Convertible notes for common stock to be issued at $8.50 per share	22,133	188,133	-	-
Convertible notes for common stock to be issued at $9.00 per share	42,287	380,583	-	-
Deposits received for common stock to be issued at $10.00 per share	1,177	11,766	-	-
Note payable and accrued interest for common stock to be issued at $10.00	823	8,234	-	-

Total number of shares and value	67,589	$595,978	6,000	$42,000

NOTE 12 - COMMON STOCK TO BE ISSUED
During fiscal year 2014, the Company received a deposit from an investor totaling $15,000 for the purchase of 3,000 shares of common stock and associated warrants.  The Company anticipates these shares will be issued in fiscal 2015 pursuant to an agreement between the investor and the Company.  The term of the warrants is four years, and the exercise price is $19.00 per share.  The warrants will have no value assigned to them because the warrants are being issued as a unit with the shares of common stock.  This is consistent with the provisions of ASC 718 (See Note 14).

In September 2014, the Company received deposits totaling $24,000 from warrant holders for the purchase of 2,400 shares of common stock.  The exercise price of the warrants was $10.00 per share.  At the warrant holders’ request, the shares of common stock will not be issued for a period of six months from the date of exercise.

During fiscal years 2014 and 2013, the Company has received a series of small deposits from a single investor totaling $3,000 for the purchase of shares of common stock and warrants to purchase 600 shares of common stock.  The Company anticipates that these shares will be issued in fiscal 2015.  The term of the warrants is four years, and the exercise price is $5.00 per share.  The warrants will have no value assigned to them because the warrants will be issued as a unit with common stock shares.  This is consistent with the provisions of ASC 718.

The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at December 31, 2014 and December 31, 2013.

	At December 31, 2014		At December 31, 2013
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

A stock deposit received for common stock to be issued at $5.00 per share	3,600	18,000	300	1,500
A stock deposit received for common stock to be issued at $10.00 per share	2,400	24,000	-	-

Total number of shares and value	6,000	$42,000	300	$1,500